Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about intangible assets [Table Text Block]
Total
$

Cost
Balance, December 31, 2017 and 2018	16,458

Accumulated amortization
Balance, December 31, 2016	4,608
Amortization	3,860
Balance, December 31, 2017	8,468
Amortization	2,338
Balance, December 31, 2018	10,806

Net carrying amounts
December 31, 2017	7,990
December 31, 2018	5,652